AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investment — 96.9%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	8,165,236	$77,324,787
(cost $81,461,788)

Short-Term Investment — 1.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $954,945)	954,945	954,945

TOTAL INVESTMENTS—98.1% (cost $82,416,733)(wa)		78,279,732

Other assets in excess of liabilities(z) — 1.9%		1,509,793

Net Assets — 100.0%		$79,789,525

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
522	10 Year U.S. Treasury Notes	Dec. 2023	$56,408,625	$(1,004,607)
326	10 Year U.S. Ultra Treasury Notes	Dec. 2023	36,369,375	(1,091,779)
				(2,096,386)
Short Positions:
97	2 Year U.S. Treasury Notes	Dec. 2023	19,662,961	62,940
376	5 Year U.S. Treasury Notes	Dec. 2023	39,615,127	366,676
107	20 Year U.S. Treasury Bonds	Dec. 2023	12,174,594	624,540
56	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	6,646,500	514,415
				1,568,571
				$(527,815)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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